FINANCE COSTS AND UNWINDING OF OBLIGATIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of finance costs and unwinding of obligations [Abstract]
Finance costs on bonds, bank loans and other	$ 113	$ 102		$ 109
Amortisation of fees	6	8		6
Lease finance charges	12	11		9
Less: interest capitalised	0	(2)		(14)
Total finance costs	131	119		110
Unwinding of obligations	26	30		6
Total finance costs and unwinding of obligations	$ 157	$ 149	[1],[2]	$ 116	[1],[2]

[1]	The operating profit sub-total which was previously included in the presentation of the income statement has been removed
[2]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.3.2.